RISK MANAGEMENT - Fair Value of Investments (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Bonds and other debt securities
Disclosure of detailed information about financial instruments [line items]
Fair value asset	$ 3,556	$ 1,169
Percentage %	100.00%	100.00%
Government bond holdings
Disclosure of detailed information about financial instruments [line items]
Fair value asset	$ 1,664	$ 401
Percentage %	47.00%	34.00%
Corporate and other bond holdings
Disclosure of detailed information about financial instruments [line items]
Fair value asset	$ 1,892	$ 768
Percentage %	53.00%	66.00%